GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2020 (Unaudited)

Shares	Common Stocks: 98.2%	Value
	Australia: 2.8%
20,899	Sonic Healthcare Ltd.	$497,540

	China: 2.8%
48,000	ANTA Sports Products Ltd.	502,759

	Denmark: 2.8%
7,084	Novo Nordisk A/S	489,512

	France: 5.5%
7,274	Danone SA	469,676
3,971	Schneider Electric SE	492,105
		961,781
	Germany: 5.4%
2,649	Deutsche Boerse AG	464,373
4,669	Henkel AG & Company KGaA	487,916
		952,289
	Ireland: 2.8%
4,700	Medtronic PLC	488,424

	Switzerland: 8.1%
18,535	ABB Ltd.	470,857
3,948	Nestle SA	468,720
1,406	Roche Holding AG	481,566
		1,421,143
	Taiwan: 3.3%
38,000	Taiwan Semiconductor Manufacturing Co., Ltd.	574,768

	United Kingdom: 16.9%
74,967	BAE Systems PLC	464,946
14,750	British American Tobacco PLC	529,380
28,306	Imperial Tobacco Group PLC	499,413
14,151	Raytheon Technologies Corporation	485,390
4,926	Reckitt Benckiser Group PLC	481,207
8,347	Unilever PLC	513,795
		2,974,131

	United States: 47.8%
5,218	AbbVie Inc.	$457,045
11,239	Aflac Inc.	408,538
4,818	Arthur J Gallagher & Co.	508,684
892	BlackRock Inc.	502,687
1,433	Broadcom Inc.	522,070
12,428	Cisco Systems Inc.	489,539
2,922	CME Group Inc.	488,880
4,975	Eaton Corp. PLC	507,599
2,609	Illinois Tool Works Inc.	504,085
3,262	Johnson & Johnson	485,646
2,320	Microsoft Corp.	487,966
7,928	Otis Worldwide Corp.	494,866
6,487	Paychex Inc.	517,468
3,550	PepsiCo Inc.	492,030
8,250	Raytheon Techologies Corp.	474,705
3,804	Procter & Gamble Co/The	528,718
7,509	VF Corp.	527,507
		8,398,033

	Total Common Stocks	17,260,380
	(cost $13,940,735)

	Total Investments in Securities	17,260,380
	(cost $13,940,735): 98.2%

	Other Assets less Liabilities: 1.8%	324,461

	Net Assets: 100.0%	$17,584,841

 PLC - Public Limited Company